SIGNIFICANT ACCOUNTING POLICIES AND OTHER FINANCIAL DATA (Policies)	12 Months Ended
Dec. 31, 2013
Allowance For Doubtfull Accounts [Abstract]
Trade And Other Accounts Receivable, Policy

COLLECTION ALLOWANCES

We record allowances for the collection of trade and other accounts and notes receivable which include allowances for doubtful customer accounts and for other receivables.

We evaluate accounts receivable collectibility using a combination of factors, including past due status based on contractual terms, trends in write-offs, the age of the receivable, counterparty creditworthiness, economic conditions and specific events, such as bankruptcies. Adjustments to the allowance for doubtful accounts are made when necessary based on the results of analysis, the aging of receivables, and historical and industry trends.

We write off accounts receivable in the period in which we deem the receivable to be uncollectible.  We record recoveries of accounts receivable previously written off when it is known that they will be received.

Asset Retirement Obligations Policy [Abstract]
Asset Retirement Obligation Policy

ASSET RETIREMENT OBLIGATIONS

For tangible long-lived assets, we record asset retirement obligations for the present value of liabilities of future costs expected to be incurred when assets are retired from service, if the retirement process is legally required and if a reasonable estimate of fair value can be made. We also record a liability if a legal obligation to perform an asset retirement exists and can be reasonably estimated, but performance is conditional upon a future event. We record the estimated retirement cost over the life of the related asset by depreciating the present value of the obligation (measured at the time of the asset's acquisition) and accreting the discount until the liability is settled. Rate-regulated entities record regulatory assets or liabilities as a result of the timing difference between the recognition of costs in accordance with U.S. GAAP and costs recovered through the rate-making process. We have recorded a regulatory liability to show that the California Utilities have collected funds from customers more quickly and for larger amounts than we would accrete the retirement liability and depreciate the asset in accordance with U.S. GAAP.

Cash And Cash Equivalents Policy [Abstract]
Cash and Cash Equivalents, Policy	CASH AND CASH EQUIVALENTS Cash equivalents are highly liquid investments with maturities of three months or less at the date of purchase.
Commitments And Contingencies Policy [Abstract]
Contingencies, Policy

CONTINGENCIES

We accrue losses for the estimated impacts of various conditions, situations or circumstances involving uncertain outcomes. For loss contingencies, we accrue the loss if an event has occurred on or before the balance sheet date and:

  information available through the date we file our financial statements indicates it is probable that a loss has been incurred, given the likelihood of uncertain future events; and

  the amount of the loss can be reasonably estimated.

We do not accrue contingencies that might result in gains. We continuously assess contingencies for litigation claims, environmental remediation and other events.

Consolidation Policy [Abstract]
Principles of Consolidation

PRINCIPLES OF CONSOLIDATION

Sempra Energy

Sempra Energy's Consolidated Financial Statements include the accounts of Sempra Energy, a California-based Fortune 500 energy-services holding company, and its consolidated subsidiaries and variable interest entities (VIEs). Sempra Energy's principal operating units are

  San Diego Gas & Electric Company (SDG&E) and Southern California Gas Company (SoCalGas), which are separate, reportable segments;
  Sempra International, which includes our Sempra South American Utilities and Sempra Mexico reportable segments; and

  Sempra U.S. Gas & Power, which includes our Sempra Renewables and Sempra Natural Gas reportable segments.

We provide descriptions of each of our segments in Note 16.

We refer to SDG&E and SoCalGas collectively as the California Utilities, which do not include the utilities in our Sempra International and Sempra U.S. Gas & Power operating units. Sempra Global is the holding company for most of our subsidiaries that are not subject to California utility regulation. All references in these Notes to “Sempra International,” “Sempra U.S. Gas & Power” and their respective reportable segments are not intended to refer to any legal entity with the same or similar name.

In the first quarter of 2013, Sempra Energy's subsidiary, Infraestructura Energética Nova, S.A.B. de C.V. (IEnova), completed a private offering in the U.S. and outside of Mexico and a concurrent public offering in Mexico of common stock. The aggregate shares of common stock sold in the offerings represent approximately 18.9 percent of IEnova's outstanding ownership interest. IEnova is reported within the Sempra Mexico reportable segment. We discuss the offerings and IEnova in “Noncontrolling Interests – Sale of Noncontrolling Interests” below.

Sempra Energy uses the equity method to account for investments in affiliated companies over which we have the ability to exercise significant influence, but not control. We discuss our investments in unconsolidated entities in Notes 3 and 4.

SDG&E

SDG&E's Consolidated Financial Statements include its accounts and the accounts of a VIE of which SDG&E is the primary beneficiary, as we discuss below under “Variable Interest Entities.” SDG&E's common stock is wholly owned by Enova Corporation, which is a wholly owned subsidiary of Sempra Energy.

SoCalGas

SoCalGas' Consolidated Financial Statements include its accounts and the de minimus accounts of inactive subsidiaries. SoCalGas' common stock is wholly owned by Pacific Enterprises (PE), which is a wholly owned subsidiary of Sempra Energy.

BASIS OF PRESENTATION

This is a combined report of Sempra Energy, SDG&E and SoCalGas. We provide separate information for SDG&E and SoCalGas as required. References in this report to “we,” “our” and “Sempra Energy Consolidated” are to Sempra Energy and its consolidated entities, unless otherwise indicated by the context. We have eliminated intercompany accounts and transactions within the consolidated financial statements of each reporting entity.

Regulated Operations

Sempra South American Utilities has controlling interests in two electric distribution utilities in South America. Sempra Natural Gas owns Mobile Gas Service Corporation (Mobile Gas) in southwest Alabama and Willmut Gas Company (Willmut Gas) in Mississippi, and Sempra Mexico owns Ecogas Mexico, S de RL de CV (Ecogas) in northern Mexico, all natural gas distribution utilities. The California Utilities, Sempra Natural Gas' Mobile Gas and Willmut Gas, and Sempra Mexico's Ecogas prepare their financial statements in accordance with the provisions of accounting principles generally accepted in the United States of America (U.S. GAAP) governing regulated operations, as we discuss below under “Regulatory Matters.” We discuss revenue recognition at our utilities in “Revenues–Utilities” below.

Use of Estimates in the Preparation of the Financial Statements

We have prepared our Consolidated Financial Statements in conformity with U.S. GAAP. This requires us to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes, including the disclosure of contingent assets and liabilities at the date of the financial statements. Although we believe the estimates and assumptions are reasonable, actual amounts ultimately may differ significantly from those estimates.

Subsequent Events

We evaluated events and transactions that occurred after December 31, 2013 through the date the financial statements were issued, and in the opinion of management, the accompanying statements reflect all adjustments necessary for a fair presentation. We discuss subsequent events further in Note 18.

VARIABLE INTEREST ENTITIES (VIE)

We consolidate a VIE if we are the primary beneficiary of the VIE. Our determination of whether we are the primary beneficiary is based upon qualitative and quantitative analyses, which assess the purpose and design of the VIE;
  the nature of the VIE's risks and the risks we absorb;
  the power to direct activities that most significantly impact the economic performance of the VIE; and

  the obligation to absorb losses or right to receive benefits that could be significant to the VIE.

SDG&E

Tolling Agreements

SDG&E has agreements under which it purchases power generated by facilities for which it supplies all of the natural gas to fuel the power plant (i.e., tolling agreements).  SDG&E's obligation to absorb natural gas costs may be a significant variable interest.  In addition, SDG&E has the power to direct the dispatch of electricity generated by these facilities. Based upon our analysis, the ability to direct the dispatch of electricity may have the most significant impact on the economic performance of the entity owning the generating facility because of the associated exposure to the cost of natural gas, which fuels the plants, and the value of electricity produced. To the extent that SDG&E (1) is obligated to purchase and provide fuel to operate the facility, (2) has the power to direct the dispatch, and (3) purchases all of the output from the facility for a substantial portion of the facility's useful life, SDG&E may be the primary beneficiary of the entity owning the generating facility. SDG&E determines if it is the primary beneficiary in these cases based on a qualitative approach in which we consider the operational characteristics of the facility, including its expected power generation output relative to its capacity to generate and the financial structure of the entity, among other factors. If we determine that SDG&E is the primary beneficiary, SDG&E and Sempra Energy consolidate the entity that owns the facility as a VIE, as we discuss below.

Other Variable Interest Entities

SDG&E's power procurement is subject to reliability requirements that may require SDG&E to enter into various power purchase arrangements which include variable interests. SDG&E evaluates the respective entities to determine if variable interests exist and, based on the qualitative and quantitative analyses described above, if SDG&E, and thereby Sempra Energy, is the primary beneficiary. SDG&E has determined that no contracts, other than the one relating to Otay Mesa VIE mentioned above, result in SDG&E being the primary beneficiary at December 31, 2013. In addition to the tolling agreements described above, other variable interests involve various elements of fuel and power costs, including certain construction costs, tax credits, and other components of cash flow expected to be paid to or received by our counterparties. In most of these cases, the expectation of variability is not substantial, and SDG&E generally does not have the power to direct activities that most significantly impact the economic performance of the other VIEs. If our ongoing evaluation of these VIEs were to conclude that SDG&E becomes the primary beneficiary and consolidation by SDG&E becomes necessary, the effects are not expected to significantly affect the financial position, results of operations, or liquidity of SDG&E. In addition, SDG&E is not exposed to losses or gains as a result of these other VIEs, because all such variability would be recovered in rates.

Sempra Energy's other operating units also enter into arrangements which could include variable interests. We evaluate these arrangements and applicable entities based upon the qualitative and quantitative analyses described above. Certain of these entities are service companies that are VIEs. As the primary beneficiary of these service companies, we consolidate them. In all other cases, we have determined that these contracts are not variable interests in a VIE and therefore are not subject to the U.S. GAAP requirements concerning the consolidation of VIEs.

Cost Of Sales Policy [Abstract]
Other Cost of Sales, Policy

OTHER COST OF SALES

Other Cost of Sales primarily includes

  pipeline capacity marketing costs, and pipeline transportation and natural gas marketing costs incurred at Sempra Natural Gas;
  electric construction services costs at Sempra South American Utilities; and

  energy management service fees at Sempra Mexico

Emission Credits Policy [Abstract]
Emission Credits or Allowances Policy

GREENHOUSE GAS ALLOWANCES

The California Utilities, Sempra Mexico and Sempra Natural Gas supply power into the California Independent System Operator (ISO) grid and are, therefore, required by California Assembly Bill 32 to acquire greenhouse gas allowances for every metric ton of carbon dioxide equivalent emitted into the atmosphere during generation. We account for greenhouse gas allowances as inventory, measured at the lower of weighted average cost or market, and include them in Other Current Assets and Sundry on the Consolidated Balance Sheets based on the dates that they are required to be surrendered. We measure the compliance obligation, which is based on emissions, at the carrying value of allowances held plus the fair value of additional allowances necessary to satisfy the obligation. We include the obligation in Other Current Liabilities and Deferred Credits on the Consolidated Balance Sheets based on the dates that the allowances will be surrendered. We remove the assets and liabilities from the balance sheets as the allowances are surrendered.

The California Utilities expect that all costs and revenues associated with the greenhouse gas program will be recorded through Regulatory Balancing Accounts on the Consolidated Balance Sheets.

RENEWABLE ENERGY CERTIFICATES

Renewable energy certificates (RECs) represent property rights established by governmental agencies for the environmental, social, and other nonpower qualities of renewable electricity generation. A REC, and its associated attributes and benefits, can be sold separately from the underlying physical electricity associated with a renewable-based generation source in certain markets.

Retail sellers of electricity obtain RECs through renewable power purchase agreements, internal generation or separate purchases in the market to comply with renewable portfolio standards established by the governmental agencies. RECs are the mechanism used to verify renewable portfolio standards compliance. The cost of RECs is recorded in Cost of Electric Fuel and Purchased Power, which is recoverable in rates, on the Consolidated Statements of Operations.

Fair Value Measurements Policy [Abstract]
Fair Value Measurements, Policy

FAIR VALUE MEASUREMENTS

We apply recurring fair value measurements to certain assets and liabilities, primarily nuclear decommissioning and benefit plan trust assets and other miscellaneous derivatives. “Fair value” is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price).

A fair value measurement reflects the assumptions market participants would use in pricing an asset or liability based on the best available information. These assumptions include the risk inherent in a particular valuation technique (such as a pricing model) and the risks inherent in the inputs to the model. Also, we consider an issuer's credit standing when measuring its liabilities at fair value.

We establish a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). The three levels of the fair value hierarchy are as follows:

Level 1 – Quoted prices are available in active markets for identical assets or liabilities as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis. Our Level 1 financial instruments primarily consist of listed equities, U.S. government treasury securities and exchange-traded derivatives.

Level 2 – Pricing inputs are other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date. Level 2 includes those financial instruments that are valued using models or other valuation methodologies. These models are primarily industry-standard models that consider various assumptions, including:

  quoted forward prices for commodities
  time value
  current market and contractual prices for the underlying instruments volatility factors

  other relevant economic measures

Substantially all of these assumptions are observable in the marketplace throughout the full term of the instrument, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace. Our financial instruments in this category include the Nuclear Decommissioning Trusts' investments at SDG&E and non-exchange-traded derivatives such as interest rate instruments and over-the-counter (OTC) forwards and options.

Level 3 – Pricing inputs include significant inputs that are generally less observable from objective sources. These inputs may be used with internally developed methodologies that result in management's best estimate of fair value from the perspective of a market participant.

Foreign Currency Transactions And Translations Policy [Abstract]
Foreign Currency Translation, Policy

FOREIGN CURRENCY TRANSLATION

Our operations in South America and our natural gas distribution utility in Mexico use their local currency as their functional currency. The assets and liabilities of their foreign operations are translated into U.S. dollars at current exchange rates at the end of the reporting period, and revenues and expenses are translated at average exchange rates for the year. The resulting noncash translation adjustments do not enter into the calculation of earnings or retained earnings (unless the operation is being discontinued), but are reflected in Comprehensive Income and in Accumulated Other Comprehensive Income (Loss), a component of shareholders' equity.

Goodwill And Intangible Assets, Policy [Abstract]
Goodwill and Intangible Assets, Policy

GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

Goodwill is the excess of the purchase price over the fair value of the identifiable net assets of acquired companies measured at the time of acquisition. Goodwill is not amortized but is tested for impairment annually on October 1 or whenever events or changes in circumstances necessitate an evaluation. Impairment of goodwill occurs when the carrying amount (book value) of goodwill exceeds its implied fair value. If the carrying value of the reporting unit, including goodwill, exceeds its fair value, and the book value of goodwill is greater than its fair value on the test date, we record a goodwill impairment loss.

For our annual goodwill impairment testing, under current U.S. GAAP guidance we have the option to first make a qualitative assessment of whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount before applying the two-step, quantitative goodwill impairment test. If we elect to perform the qualitative assessment, we evaluate relevant events and circumstances, including but not limited to, macroeconomic conditions, industry and market considerations, cost factors, changes in key personnel and the overall financial performance of the reporting unit. If, after assessing these qualitative factors, we determine that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, then we perform the two-step goodwill impairment test. When we perform the two-step, quantitative goodwill impairment test, we exercise judgment to develop estimates of the fair value of the reporting unit and the corresponding goodwill. Our fair value estimates are developed from the perspective of a knowledgeable market participant. We consider observable transactions in the marketplace for similar investments, if available, as well as an income-based approach such as discounted cash flow analysis. A discounted cash flow analysis may be based directly on anticipated future revenues and expenses and may be performed based on free cash flows generated within the reporting unit. Critical assumptions that affect our estimates of fair value may include consideration of market transactions
  future cash flows
  the appropriate risk-adjusted discount rate
  country risk

  entity risk

Other Intangible Assets

Sempra Natural Gas recorded $460 million of intangible assets in connection with the acquisition of EnergySouth, Inc. in 2008. These intangible assets represent storage and development rights related to the natural gas storage facilities of Bay Gas Storage Company, Ltd. (Bay Gas) and Mississippi Hub, LLC (Mississippi Hub) and were recorded at estimated fair value as of the date of the acquisition using discounted cash flows analysis. Our assumptions in determining fair value included estimated future cash flows, the estimated useful life of the intangible assets and appropriate discount rates. We are amortizing these intangible assets over their estimated useful lives as shown in the table below.

Impairment Or Disposal Of Long Lived Assets Policy [Abstract]
Impairment or Disposal of Long-lived Assets, Policy

ASSETS HELD FOR SALE

We classify assets as held for sale when management approves and commits to a formal plan to actively market an asset for sale and we expect the sale to close within the next twelve months. Upon classifying an asset as held for sale, we record the asset at the lower of its carrying value or its estimated fair value reduced for selling costs, and we stop recording depreciation expense on the asset.

LONG-LIVED ASSETS

We test long-lived assets for recoverability whenever events or changes in circumstances have occurred that may affect the recoverability or the estimated useful lives of long-lived assets. Long-lived assets include intangible assets subject to amortization, but do not include investments in unconsolidated subsidiaries. Events or changes in circumstances that indicate that the carrying amount of a long-lived asset may not be recoverable may include significant decreases in the market price of an asset
  a significant adverse change in the extent or manner in which we use an asset or in its physical condition a significant adverse change in legal or regulatory factors or in the business climate that could affect the value of an asset a current period operating or cash flow loss combined with a history of operating or cash flow losses or a projection of continuing losses associated with the use of a long-lived asset a current expectation that, more likely than not, a long-lived asset will be sold or otherwise disposed of significantly before the end of its previously estimated useful life

Impairment of long-lived assets occurs when the estimated future undiscounted cash flows are less than the carrying amount of the assets. If that comparison indicates that the assets' carrying value may not be recoverable, the impairment is measured based on the difference between the carrying amount and the fair value of the assets. This evaluation is performed at the lowest level for which separately identifiable cash flows exist.

Income Tax Policy [Abstract]
Income Taxes, Policy

INCOME TAXES

Income tax expense includes current and deferred income taxes from operations during the year. We record deferred income taxes for temporary differences between the book and the tax bases of assets and liabilities. Investment tax credits from prior years are amortized to income by the California Utilities over the estimated service lives of the properties as required by the CPUC. At our other businesses, we reduce the book basis of the related asset by the amount of investment tax credit earned. At Sempra Renewables, production tax credits are recognized in income tax expense as earned.

The California Utilities, Mobile Gas and Willmut Gas recognize regulatory assets to offset deferred tax liabilities if it is probable that the amounts will be recovered from customers; and

  regulatory liabilities to offset deferred tax assets if it is probable that the amounts will be returned to customers.

Other than local country withholding tax on current Peruvian earnings, we currently do not record deferred income taxes for basis differences between financial statement and income tax investment amounts in non-U.S. subsidiaries and non-U.S. joint ventures because their cumulative undistributed earnings are indefinitely reinvested.

When there are uncertainties related to potential income tax benefits, in order to qualify for recognition, the position we take has to have at least a “more likely than not” chance of being sustained (based on the position's technical merits) upon challenge by the respective authorities. The term “more likely than not” means a likelihood of more than 50 percent. Otherwise, we may not recognize any of the potential tax benefit associated with the position. We recognize a benefit for a tax position that meets the “more likely than not” criterion at the largest amount of tax benefit that is greater than 50 percent likely of being realized upon its effective resolution.

Unrecognized tax benefits involve management's judgment regarding the likelihood of the benefit being sustained. The final resolution of uncertain tax positions could result in adjustments to recorded amounts and may affect our results of operations, financial position and cash flows.

The CPUC requires flow-through rate-making treatment for the current income tax benefit or expense arising from certain property-related and other temporary differences between the treatment for financial reporting and income tax, which will reverse over time. Under the regulatory accounting treatment required for these flow-through temporary differences, deferred income tax assets and liabilities are not recorded to deferred income tax expense, but rather to a regulatory asset or liability, which results in impacting the current effective income tax rate. As a result, changes in the relative size of these items compared to pretax income, from period to period, can cause variations in the effective income tax rate. The following items are subject to flow-through treatment:

  repairs expenditures related to a certain portion of utility plant fixed assets the equity portion of AFUDC
  a portion of the cost of removal of utility plant assets
  self-developed software expenditures

  depreciation on a certain portion of utility plant assets

The AFUDC related to equity recorded for regulated construction projects at Sempra Mexico has similar flow-through treatment.

We use the deferral method for investment tax credits (ITC). For certain solar and wind generating assets placed into service during 2012 and 2011, we elected to seek cash grants rather than ITC for which the projects also qualify. Accordingly, cash grant accounting was applied. Grant accounting for cash grants is very similar to the deferral method of accounting for ITC, the primary difference being the recording of a cash grant receivable instead of an income tax receivable.

Under the deferral method of accounting for ITC and under grant accounting for cash grants, we record a deferred income tax benefit, on day one, which is reflected in income tax expense by recording a deferred income tax asset during the year the renewable energy assets are placed in service. This deferred income tax asset results from the day-one difference in the income tax basis and financial statement basis of the renewable energy assets, referred to as the day-one basis difference. The financial statement basis of the assets is reduced by 100 percent of the ITC or grant expected; U.S. federal income tax basis is reduced by only 50 percent for both ITC and grants; and state income tax basis is reduced by 50 percent for grants and not at all for ITC.

Cash grants are generally expected to be collectible in cash shortly after a project is constructed. Conversion of ITC to cash is generally dependent on reducing income tax payments and thus the existence of a U.S. federal net operating loss (NOL) carryforward can result in delaying this conversion.

The geographic components of Income Before Income Taxes and Equity Earnings of Certain Unconsolidated Subsidiaries at Sempra Energy are as follows:

Inventory Policy [Abstract]
Inventories, Policy

INVENTORIES

The California Utilities value natural gas inventory by the last-in first-out (LIFO) method. As inventories are sold, differences between the LIFO valuation and the estimated replacement cost are reflected in customer rates. Materials and supplies at the California Utilities are generally valued at the lower of average cost or market.

Sempra South American Utilities, Sempra Mexico and Sempra Natural Gas value natural gas inventory and materials and supplies at the lower of average cost or market. Sempra Mexico and Sempra Natural Gas value liquefied natural gas (LNG) inventory by the first-in first-out method.

Legal Costs Policy [Abstract]
Legal Fees, Policy

LEGAL FEES

Legal fees that are associated with a past event for which a liability has been recorded are accrued when it is probable that fees also will be incurred.

LEGAL PROCEEDINGS

We accrue losses for legal proceedings when it is probable that a loss has been incurred and the amounts of the loss can be reasonably estimated. However, the uncertainties inherent in legal proceedings make it difficult to estimate with reasonable certainty the costs and effects of resolving these matters. Accordingly, actual costs incurred may differ materially from amounts accrued, may exceed applicable insurance coverage and could materially adversely affect our business, cash flows, results of operations, financial condition and prospects. Unless otherwise indicated, we are unable to estimate reasonably possible losses in excess of any amounts accrued.

Noncontrolling Interest Policy [Abstract]
Noncontrolling Interest Policy [Text Block]

NONCONTROLLING INTERESTS

Ownership interests that are held by owners other than Sempra Energy and SDG&E in subsidiaries or entities consolidated by them are accounted for and reported as noncontrolling interests. As a result, noncontrolling interests are reported as a separate component of equity on the Consolidated Balance Sheets. Earnings or loss attributable to the noncontrolling interests is separately identified on the Consolidated Statements of Operations, and net income or loss and comprehensive income or loss attributable to the noncontrolling interests is separately identified on the Consolidated Statements of Comprehensive Income and Consolidated Statements of Changes in Equity.

Property Plant And Equipment Policy [Abstract]
Property, Plant and Equipment, Policy

PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment primarily represents the buildings, equipment and other facilities used by the California Utilities to provide natural gas and electric utility services, and by Sempra International and Sempra U.S. Gas & Power, including construction work in progress at these operating units. Property, plant and equipment also includes lease improvements and other equipment at Parent, as well as property acquired under a build-to-suit lease included in construction work in progress.

Our plant costs include

  labor
  materials and contract services

  expenditures for replacement parts incurred during a major maintenance outage of a generating plant

In addition, the cost of our utility plant and selected non-utility regulated projects in Mexico include an allowance for funds used during construction (AFUDC). We discuss AFUDC below. The cost of non-utility plant includes capitalized interest.

Maintenance costs are expensed as incurred. The cost of most retired depreciable utility plant minus salvage value is charged to accumulated depreciation.

Depreciation expense is based on the straight-line method over the useful lives of the assets or, for the California Utilities, a shorter period prescribed by the CPUC. Depreciation expense is computed using the straight-line method over the asset's estimated original composite useful life, the CPUC-prescribed period or the remaining term of the site leases, whichever is shortest.

The California Utilities finance their construction projects with borrowed funds and equity funds. The CPUC and the FERC allow the recovery of the cost of these funds by the capitalization of AFUDC, calculated using rates authorized by the CPUC and the FERC, as a cost component of property, plant and equipment. The California Utilities earn a return on the capitalized AFUDC after the utility property is placed in service and recover the AFUDC from their customers over the expected useful lives of the assets.

Pipeline projects currently under construction by Sempra Mexico that are both regulated by the Comisión Reguladora de Energía (or CRE, the Energy Regulatory Commission) and meet U.S. GAAP regulatory accounting requirements record the impact of AFUDC related to equity. Beginning in the fourth quarter of 2013, Sempra Mexico began recording AFUDC equity for its Sonora Pipeline project.

Sempra International and Sempra U.S. Gas & Power businesses capitalize interest costs incurred to finance capital projects. The California Utilities also capitalize certain interest costs.

Public Utilities Policy [Abstract]
Regulatory Matters, Policy

REGULATORY MATTERS

Effects of Regulation

The accounting policies of our regulated utility subsidiaries in California, SDG&E and SoCalGas, conform with U.S. GAAP for regulated enterprises and reflect the policies of the California Public Utilities Commission (CPUC) and the Federal Energy Regulatory Commission (FERC).

The California Utilities prepare their financial statements in accordance with U.S. GAAP provisions governing regulated operations. Under these provisions, a regulated utility records a regulatory asset, which are generally costs that would otherwise be charged to expense, if it is probable that, through the ratemaking process, the utility will recover that asset from customers. To the extent that recovery is no longer probable, the related regulatory assets are written off. Regulatory liabilities generally represent amounts collected from customers in advance of the actual expenditure by the utility. If the actual expenditures are less than amounts previously collected from ratepayers, the excess would be refunded to customers, generally by reducing future rates. Regulatory liabilities may also arise from other transactions such as unrealized gains on fixed price contracts and other derivatives or certain deferred income tax benefits which are passed through to customers in future rates. In addition, the California Utilities record regulatory liabilities when the CPUC or the FERC requires a refund to be made to customers or has required that a gain or other transaction of net allowable costs be given to customers over future periods.

Determining probability of recovery requires significant judgment by management and may include, but is not limited to, consideration of:

  the nature of the event giving rise to the assessment;
  existing statutes and regulatory code;
  legal precedence;
  regulatory principles and analogous regulatory actions;
  testimony presented in regulatory hearings;
  proposed regulatory decisions;
  final regulatory orders;
  a commission-authorized mechanism established for the accumulation of costs;
  status of applications for rehearings or state court appeals;
  specific approval from a commission; and

  historical experience.

Our other natural gas distribution utilities, Mobile Gas, Willmut Gas and Ecogas, also apply U.S. GAAP for regulated utilities to their operations.

Regulatory Balancing Accounts

Over- and under-collected regulatory balancing accounts reflect the difference between customer billings and recorded or CPUC-authorized costs, primarily commodity costs. Amounts in the balancing accounts are recoverable (receivable) or refundable (payable) in future rates, subject to CPUC approval. Balancing account treatment eliminates the impact on earnings from variances in the covered costs from authorized amounts. Absent balancing account treatment, variations in the cost of fuel supply and certain operating and maintenance costs from amounts approved by the CPUC would increase volatility in utility earnings.

  Regulatory assets arising from fixed-price contracts and other derivatives are offset by corresponding liabilities arising from purchased power and natural gas commodity and transportation contracts. The regulatory asset is increased/decreased based on changes in the fair market value of the contracts. It is also reduced as payments are made for commodities and services under these contracts.
  Regulatory assets related to the San Onofre Nuclear Generating Station (SONGS) plant closure represent management's estimate of what SDG&E will be allowed to recover in rates in the future associated with SDG&E's investment in SONGS as of the plant closure date, the cost of operations since Units 2 and 3 were taken offline, and the cost of purchased replacement power, as we discuss further in Note 13.
  Regulatory assets arising from costs related to wildfire litigation are costs in excess of liability insurance coverage and amounts recovered from third parties, as we discuss in Note 14 under “Excess Wildfire Claims Cost Recovery at the CPUC” and Note 15 under “SDG&E—2007 Wildfire Litigation.”
  Deferred taxes recoverable in rates are based on current regulatory ratemaking and income tax laws. SDG&E and SoCalGas expect to recover net regulatory assets related to deferred income taxes over the lives of the assets that give rise to the accumulated deferred income tax liabilities. These net assets are included in ratebase.
  Regulatory assets/liabilities related to pension and other postretirement benefit obligations are offset by corresponding liabilities/assets and are being recovered in rates as the plans are funded.
  Regulatory assets related to unamortized losses on reacquired debt are recovered over the remaining original amortization periods of the losses on reacquired debt. These periods range from 5 months to 14 years for SDG&E and from 8 years to 12 years for SoCalGas.
  Regulatory assets related to environmental costs represent the portion of our environmental liability recognized at the end of the period in excess of the amount that has been recovered through rates charged to customers. We expect this amount to be recovered in future rates as expenditures are made.
  The regulatory asset related to the legacy meters removed from service and replaced under the Smart Meter Program is their undepreciated value. SDG&E is recovering this asset over a 4-year period in ratebase.

  The regulatory asset related to Sunrise Powerlink fire mitigation is offset by a corresponding liability for the funding of a trust to cover the mitigation costs. SDG&E expects to recover the regulatory asset in rates as the trust is funded over a 50-year period.

Incentive awards are included in our earnings when we receive any required CPUC approval of the award. We would record penalties for results below the specified benchmarks in earnings when we believe it is more likely than not that the CPUC would assess a penalty.

Revenue Recognition Policy [Abstract]
Revenues, Policy

REVENUES

Utilities

Our California Utilities generate revenues primarily from deliveries to their customers of electricity by SDG&E and natural gas by both SoCalGas and SDG&E and from related services. They record these revenues following the accrual method and recognize them upon delivery and performance. They also record revenue from CPUC-approved incentive awards, some of which require approval by the CPUC prior to being recognized.

On a monthly basis, SoCalGas accrues natural gas storage contract revenues, which consist of storage reservation and variable charges based on negotiated agreements with terms of up to 15 years.

Our natural gas utilities outside of California (Mobile Gas, Willmut Gas and Ecogas) apply U.S. GAAP for regulated utilities consistent with the California Utilities.

Our utilities in South America, which were consolidated as part of our Sempra South American Utilities segment beginning April 6, 2011 as we discuss in Note 3, are Chilquinta Energía S.A. (Chilquinta Energía) and Luz del Sur S.A.A. (Luz del Sur), and their subsidiaries. Chilquinta Energía is an electric distribution utility serving customers in the cities of Valparaiso and Viña del Mar in central Chile. Luz del Sur is an electric distribution utility in the southern zone of metropolitan Lima, Peru. The companies serve primarily regulated customers, and their revenues are based on tariffs that are set by the National Energy Commission (Comisión Nacional de Energía, or CNE) in Chile and the Energy and Mining Investment Supervisory Body (Organismo Supervisor de la Inversión en Energía y Minería, or OSINERGMIN) of the National Electricity Office under the Ministry of Energy and Mines in Peru.

The tariffs charged are based on an efficient model distribution company defined by Chilean law in the case of Chilquinta Energía, and OSINERGMIN in the case of Luz del Sur. The tariffs include operation and maintenance costs, an internal rate of return on the new replacement value (Valor Nuevo de Reemplazo, or VNR) of depreciable assets, charges for the use of transmission systems, and a component for the value added by the distributor. Tariffs are designed to provide for a pass-through to customers of the main noncontrollable cost items (mainly power purchases and transmission charges), recovery of reasonable operating and administrative costs, incentives to reduce costs and make needed capital investments and a regulated rate of return on the distributor's regulated asset base. Because the tariffs are based on a model and are intended to cover the costs of the model company, but are not based on the costs of the specific utility and may not result in full cost recovery, they do not meet the requirement necessary for treatment under applicable U.S. GAAP for regulatory accounting.

As we discuss in Note 14, the natural gas supply for SDG&E's and SoCalGas' core natural gas customers is purchased by SoCalGas as a combined procurement portfolio managed by SoCalGas. Core customers are primarily residential and small commercial and industrial customers. This core gas procurement function is considered a shared service, therefore amounts related to SDG&E are not included in SoCalGas' Consolidated Statements of Operations.

Energy-Related Businesses

Sempra South American Utilities

Sempra South American Utilities generates revenues from providing electric construction services, and recognizes these revenues when services are provided in accordance with contractual agreements.

Sempra Mexico

Sempra Mexico's Termoeléctrica de Mexicali generates revenues from selling electricity and/or capacity to the California ISO and to governmental, public utility and wholesale power marketing entities. Sempra Mexico recognizes these revenues as the electricity is delivered and capacity is provided. Sempra Mexico's pipeline operations recognize revenues from the sale and transportation of natural gas as deliveries are made and from fixed capacity payments. Sempra Mexico also recognizes revenues from (1) the sale of LNG and natural gas as deliveries are made to counterparties and (2) from reservation and usage fees under terminal capacity agreements, nitrogen injection service agreements and tug service agreements. It reports revenue net of value added taxes in Mexico. Sempra Mexico's revenues also include net realized gains and losses and the net change in the fair value of unrealized gains and losses on derivative contracts for natural gas.

Sempra Renewables

For consolidated entities, Sempra Renewables generates revenues from the sale of solar power pursuant to power purchase agreements, and recognizes these revenues when the power is delivered.

Sempra Natural Gas

Sempra Natural Gas generates revenues from selling electricity and/or capacity from its Mesquite Power facility to the California ISO and to governmental, public utility and wholesale power marketing entities. Sempra Natural Gas recognizes these revenues as the electricity is delivered and capacity is provided. In 2011, Sempra Natural Gas' electricity sales to the DWR accounted for a significant portion of its revenues. This contract ended September 30, 2011. Related to its LNG terminal and marketing operations, Sempra Natural Gas recognizes revenues from the sale of LNG and natural gas as deliveries are made to counterparties, as well as revenues from reservation and usage fees. Sempra Natural Gas also records revenues from contractual counterparty obligations for non-delivery of cargoes. Sempra Natural Gas recognizes revenue on natural gas storage and transportation operations when services are provided in accordance with contractual agreements for the storage and transportation services. Sempra Natural Gas revenues also include net realized gains and losses and the net change in the fair value of unrealized gains and losses on derivative contracts for power and natural gas.

Selling General And Administrative Expenses Policy [Abstract]
Operation and Maintenance Expenses, Policy

OPERATION AND MAINTENANCE EXPENSES

Operation and Maintenance includes operating and maintenance costs, and general and administrative costs, which consist primarily of personnel costs, purchased materials and services, litigation expense and rent.

Stockholders Equity Policy [Abstract]
Comprehensive Income, Policy

COMPREHENSIVE INCOME

Comprehensive income includes all changes in the equity of a business enterprise (except those resulting from investments by owners and distributions to owners), including:

  foreign currency translation adjustments
  changes in unamortized net actuarial gain or loss and prior service cost related to pension and other postretirement benefits plans unrealized gains or losses on available-for-sale securities certain hedging activities

The Consolidated Statements of Comprehensive Income show the changes in the components of other comprehensive income (OCI), including the amounts attributable to noncontrolling interests.